Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) (Tables)	12 Months Ended
Dec. 31, 2018
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

	2016	2017	2018

Gains:
On disposal of tangible assets	20	6	7

	20	6	7